Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Abstract]
Summary of deferred tax asset (liabilities)
	March 31, 2014	December 31, 2013
Excess of Tax over book depreciation Fixed assets	$87,578	$87,578
Excess of Tax over book depreciation Patents	114,028	114,028
Net Operating Loss Carry forward	2,254,812	1,642,598
Valuation Allowance	(2,456,418)	(1,844,204)
Total Deferred Tax Asset (Liabilities)	$-	$-

Reconciliation of income tax (benefit) expense at the federal statutory rate
	March 31, 2014	March 31, 2013
Computed Tax at Expected Statutory Rate	$(144,858)	$(135,684)
Non-US Income Taxed at Different Rates	44,858	38,059
Non-Deductable expenses	-	27,850
Valuation allowance	100,000	69,775
Income Tax Expense	$-	$-

	For The Year Ended March 31, 2013	For The Year Ended March 31, 2012	Cumulative From January 18, 2011 (Inception) to March 31, 2013
Statutory federal income tax rate	(34)%	(34)%	(34)%
Valuation allowance	34%	34%	34%
Effective income tax rate	0%	0%	0%

Components of income tax expense (benefit) from continuing operations
Current Tax Expense	2013	2012
Danish Income Tax	$-	$-
Total Current Tax Expense	-	-
Deferred Income Tax Expense (Benefit)
Excess of Tax over Book Depreciation Fixed Assets	-	-
Excess of Tax over Book Depreciation Patents	-	-
Net Operating Loss Carry forwards	(100,000)	(69,775)
Change in the Valuation allowance	100,0000	69,775
Total Deferred Tax Expense	$-	$-

	For The Year Ended March 31, 2013	For The Year Ended March 31, 2012	Cumulative From January 18, 2011 (Inception) to March 31, 2013
Current Expense:
Federal and State	$-	$-	$-
Deferred tax benefit:
Federal and State	13,000	10,000	26,000
Valuation allowance	(13,000)	(10,000)	(26,000)
Total	$-	$-	$-